Accounts receivable (Movements of provision for doubtful accounts) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable [abstract]
Beginning of the year	¥ (88,889)	¥ (2,054)	¥ (11,809)
Provision	(23,363)	(88,818)	(60)
Reversal	0	397	1,833
Write-off	167	1,682	0
Transfer from a subsidiary to a joint venture	0	0	8,126
Currency translation differences	(1)	(96)	(144)
End of the year	¥ (112,086)	¥ (88,889)	¥ (2,054)